Property and equipment (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Property and equipment
Opening net book value	$ 527	$ 685	$ 883
Additions	633
Foreign exchange	51		38
Depreciation	(352)		(394)
Closing net book value	859		527
Cost				$ 2,381	$ 1,802
Accumulated depreciation				(1,522)	(1,275)
Net book value	859	$ 685	527	859	527	$ 885	$ 1,207
Furniture and fittings
Property and equipment
Opening net book value	45		71
Foreign exchange	1		6
Depreciation	(34)		(32)
Closing net book value	12		45
Cost				127	181
Accumulated depreciation				(115)	(136)
Net book value	12		45	12	45
Research and manufacturing equipment
Property and equipment
Opening net book value	122		419
Foreign exchange	14		(14)
Depreciation	(136)		(283)
Closing net book value			122
Cost				1,068	1,068
Accumulated depreciation				(1,068)	(946)
Net book value	122		122		122
Leasehold improvements
Property and equipment
Opening net book value	360		393
Foreign exchange	12		46
Depreciation	(59)		(79)
Closing net book value	313		360
Cost				553	553
Accumulated depreciation				(240)	(193)
Net book value	313		$ 360	313	$ 360
Computer equipment
Property and equipment
Additions	633
Foreign exchange	24
Depreciation	(123)
Closing net book value	534
Cost				633
Accumulated depreciation				(99)
Net book value	$ 534			$ 534